FAIR VALUE - HIERARCHY (Details) - Fair Value, Measurements, Recurring - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Assets
Other	$ 1,840	$ 1,706
Total assets at fair value	140,790	34,235
Liabilities
Total liabilities at fair value	47,217	76,444
Money market funds
Assets
Derivative assets	112,291
Physical commodity contracts
Assets
Derivative assets	7,796	8,624
Liabilities
Derivative liabilities	32,517	40,426
Financial commodity contracts
Assets
Derivative assets	18,779	23,904
Liabilities
Derivative liabilities	14,593	35,732
Foreign currency contracts
Assets
Derivative assets	84	1
Liabilities
Derivative liabilities	107	286
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Other	1,840	1,706
Total assets at fair value	132,410	21,734
Liabilities
Total liabilities at fair value	14,593	35,732
Quoted Prices in Active Markets for Identical Assets (Level 1) | Money market funds
Assets
Derivative assets	112,291
Quoted Prices in Active Markets for Identical Assets (Level 1) | Physical commodity contracts
Assets
Derivative assets	0	0
Liabilities
Derivative liabilities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Financial commodity contracts
Assets
Derivative assets	18,279	20,028
Liabilities
Derivative liabilities	14,593	35,732
Quoted Prices in Active Markets for Identical Assets (Level 1) | Foreign currency contracts
Assets
Derivative assets	0	0
Liabilities
Derivative liabilities	0	0
Significant Other Observable Inputs (Level 2)
Assets
Other	0	0
Total assets at fair value	8,380	12,501
Liabilities
Total liabilities at fair value	32,624	40,712
Significant Other Observable Inputs (Level 2) | Money market funds
Assets
Derivative assets	0
Significant Other Observable Inputs (Level 2) | Physical commodity contracts
Assets
Derivative assets	7,796	8,624
Liabilities
Derivative liabilities	32,517	40,426
Significant Other Observable Inputs (Level 2) | Financial commodity contracts
Assets
Derivative assets	500	3,876
Liabilities
Derivative liabilities	0	0
Significant Other Observable Inputs (Level 2) | Foreign currency contracts
Assets
Derivative assets	84	1
Liabilities
Derivative liabilities	107	286
Significant Unobservable Inputs (Level 3)
Assets
Other	0	0
Total assets at fair value	0	0
Liabilities
Total liabilities at fair value	0	0
Significant Unobservable Inputs (Level 3) | Money market funds
Assets
Derivative assets	0
Significant Unobservable Inputs (Level 3) | Physical commodity contracts
Assets
Derivative assets	0	0
Liabilities
Derivative liabilities	0	0
Significant Unobservable Inputs (Level 3) | Financial commodity contracts
Assets
Derivative assets	0	0
Liabilities
Derivative liabilities	0	0
Significant Unobservable Inputs (Level 3) | Foreign currency contracts
Assets
Derivative assets	0	0
Liabilities
Derivative liabilities	$ 0	$ 0